Grant and Subsidy Income - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended
	Jul. 31, 2026 CAD ($)	Jul. 31, 2026 EUR (€)	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 EUR (€)	May 31, 2022 EUR (€)
Grant And Subsidy Income [Abstract]
Grant awarded					€ 0.5
Grant income	$ 0	€ 0.0	$ 6	€ 0.1